Investment in Affiliates - Additional Information (Narrative) (Details) $ in Billions	Dec. 31, 2014 USD ($) affiliate strategic_investment merchant_alliance	Dec. 31, 2013 USD ($)
Equity Method Investments and Joint Ventures [Abstract]
Number of affiliates accounted for under the equity method of accounting	8
Number of merchant alliance affiliates accounted for under the equity method of accounting | merchant_alliance	5
Number of affiliates in related markets accounted for under the equity method of accounting | strategic_investment	3
Amount by which the total of the entities investments in affiliates exceeded its proportionate share of the investees' net assets | $	$ 1.1	$ 1.2